Subsequent Events (Details) - USD ($) $ in Millions	Mar. 02, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Authorized amounts under repurchase program		$ 300.0
Share Repurchase Program | Subsequent Event
Subsequent Event [Line Items]
Additional authorization under the repurchase program	$ 75.0
Authorized amounts under repurchase program	$ 85.1